INCOME TAXES (Details 3)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%
Effect of preferential tax treatment		(3.00%)	3.00%
Change in valuation allowance	(24.00%)	(26.00%)	(27.00%)
Over provision in prior year		4.00%	(1.00%)
Effective income tax rate	1.00%	0.00%	0.00%